Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Schedule of names of the related party

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a totalling shareholder

Schedule of amounts due to related party

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Amounts due to a related party:
Hainan Huiliu	1,350	270	38

Schedule of transactions with a related party

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	19,671	363	51